SCHEDULE OF COMPOSITION OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 918	$ 7,163		$ 16,200
Finished goods	1,249	9,738		21,609
Less: provision for slow moving inventories					$ 1,042
Inventories	$ 2,167	$ 16,901		$ 37,809